Income Tax - (Details)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Income Tax
Statutory federal income tax rate	4.01%	8.86%	11.34%	0.30%	21.00%	21.00%
Change in valuation allowance	21.00%		21.00%		5.94%	0.90%
State taxes, net of federal tax benefit					0.00%	0.00%
Change in warrant liability					(21.30%)	(23.90%)
Warrant issuance costs						2.00%
Income tax provision					5.62%